Related Party Transactions	3 Months Ended
Apr. 30, 2012
Related Party Transactions
Related Party Transactions

(11) Related Party Transactions

        Certain members of our Board of Directors serve on the board of directors and/or are executive officers and, in some cases, investors in companies that are customers or vendors of ours. Certain of our executive officers also serve on the board of directors of companies that are customers or vendors of ours. We believe the transactions between these companies and us were carried out on an arm's-length basis on terms that are consistent with similar transactions with our other similarly situated customers. We recognized revenue from sales to these companies of $0, $0.5 million, $1.6 million, $0.2 million and $0.2 million for the fiscal years ended January 31, 2010, 2011, 2012 and three months ended April 30, 2011 and 2012, respectively. In addition, we had $1.2 million of accounts receivable from these companies as of January 31, 2012. We had no accounts receivable from these companies as of January 31, 2011 or April 30, 2012. We also recorded $0.3 million and $0.2 million in expenses related to purchases from these companies during the fiscal year ended January 31, 2012 and three months ended April 30, 2012, respectively. There were no expenses related to purchases from these companies during the fiscal years ended January 31, 2010 and 2011 or for the three months ended April 30, 2011. There were no accounts payable to these companies as of January 31, 2011, or 2012 and April 30, 2012.